Events (Unaudited) Subsequent to the Date of the Form 10-K Filed on March 18, 2024 (Details)	Aug. 05, 2024 USD ($)
Forecast [Member] | Seventh Eternal Loan [Member]
Events (Unaudited) Subsequent to the Date of the Form 10-K Filed on March 18, 2024 [Line Items]
Principal amount	$ 1,500,000